Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 10,263,535	$ 14,906,529
Federal funds sold and overnight deposits	38,298,677	53,028,286
Total cash and cash equivalents	48,562,212	67,934,815
Securities available-for-sale	45,966,750	39,366,831
Restricted equity securities, at cost	1,431,850	1,749,450
Loans	606,988,937	578,450,517
Allowance for loan losses	(5,926,491)	(5,602,541)
Deferred net loan costs	362,415	363,614
Net loans	601,424,861	573,211,590
Bank premises and equipment, net	10,959,403	9,713,455
Accrued interest receivable	2,336,553	2,300,841
Bank owned life insurance	4,903,012	4,814,099
Goodwill	11,574,269	11,574,269
Other real estate owned	966,738	201,386
Other assets	9,829,671	9,480,762
Total assets	737,955,319	720,347,498
Deposits:
Demand, non-interest bearing	125,089,403	122,430,805
Interest-bearing transaction accounts	185,102,333	177,815,417
Money market funds	91,463,661	85,261,685
Savings	97,167,652	93,129,875
Time deposits, $250,000 and over	14,565,559	14,395,291
Other time deposits	101,632,760	115,783,492
Total deposits	615,021,368	608,816,565
Borrowed funds	2,650,000	1,550,000
Repurchase agreements	33,189,848	30,521,565
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	5,312,424	3,968,657
Total liabilities	669,060,640	657,743,787
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 15 and 20 shares issued and outstanding in 2019 and 2018, respectively ($100,000 liquidation value)	1,500,000	2,000,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,449,857 and 5,382,103 shares issued at December 31, 2019 and 2018, respectively (including 16,267 and 17,442 shares issued February 1, 2020 and 2019, respectively)	13,624,643	13,455,258
Additional paid-in capital	33,464,381	32,536,532
Retained earnings	22,667,949	17,882,282
Accumulated other comprehensive loss	260,483	(647,584)
Less: treasury stock, at cost; 210,101 shares at December 31, 2019 and 2018	(2,622,777)	(2,622,777)
Total shareholders' equity	68,894,679	62,603,711
Total liabilities and shareholders' equity	$ 737,955,319	$ 720,347,498
Book value per common share outstanding	$ 12.86	$ 11.72